Annual Fund Operating Expenses	Sep. 30, 2021
Calvert International Responsible Index Fund | Class A
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.18%
Total Annual Fund Operating Expenses	0.67%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.13%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.54%
Calvert International Responsible Index Fund | Class I
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.18%
Total Annual Fund Operating Expenses	0.42%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.13%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.29%
Calvert International Responsible Index Fund | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.15%
Total Annual Fund Operating Expenses	0.39%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.13%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.26%
Calvert US Large-Cap Core Responsible Index Fund | Class A
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.10%
Total Annual Fund Operating Expenses	0.59%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.10%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.49%
Calvert US Large-Cap Core Responsible Index Fund | Class C
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	0.10%
Total Annual Fund Operating Expenses	1.34%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.10%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.24%
Calvert US Large-Cap Core Responsible Index Fund | Class I
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.10%
Total Annual Fund Operating Expenses	0.34%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.10%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.24%
Calvert US Large-Cap Core Responsible Index Fund | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.29%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.10%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.19%
Calvert US Large-Cap Growth Responsible Index Fund | Class A
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.17%	[3]
Total Annual Fund Operating Expenses	0.66%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.17%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.49%
Calvert US Large-Cap Growth Responsible Index Fund | Class I
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.17%	[3]
Total Annual Fund Operating Expenses	0.41%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.17%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.24%
Calvert US Large-Cap Growth Responsible Index Fund | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.14%	[3]
Total Annual Fund Operating Expenses	0.38%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.17%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.21%
Calvert US Large-Cap Value Responsible Index Fund | Class A
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.12%	[3]
Total Annual Fund Operating Expenses	0.61%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.12%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.49%
Calvert US Large-Cap Value Responsible Index Fund | Class I
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.12%	[3]
Total Annual Fund Operating Expenses	0.36%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.12%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.24%
Calvert US Large-Cap Value Responsible Index Fund | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.07%	[3]
Total Annual Fund Operating Expenses	0.31%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.12%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.19%
Calvert US Mid-Cap Core Responsible Index Fund | Class A
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.19%	[6]
Total Annual Fund Operating Expenses	0.68%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.19%)	[7]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.49%
Calvert US Mid-Cap Core Responsible Index Fund | Class I
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.19%	[6]
Total Annual Fund Operating Expenses	0.43%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.19%)	[7]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.24%
Calvert US Mid-Cap Core Responsible Index Fund | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.15%	[6]
Total Annual Fund Operating Expenses	0.39%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.19%)	[7]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.20%

[1]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.54% for Class A shares, 0.29% for Class I shares and 0.26% for Class R6 shares. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.49% for Class A shares, 1.24% for Class C shares, 0.24% for Class I shares and 0.19% for Class R6 shares. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	Estimated for Class R6
[4]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.49% for Class A shares, 0.24% for Class I shares and 0.21% for Class R6 shares. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[5]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.49% for Class A shares, 0.24% for Class I shares and 0.19% for Class R6 shares. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[6]	Estimated for Class R6.
[7]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.49% for Class A shares, 0.24% for Class I shares and 0.20% for Class R6 shares. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.